Information about financial instruments - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) uSD_to_EUR	Dec. 31, 2024 USD ($) uSD_to_GBP	Dec. 31, 2024 USD ($) uSD_to_SGD	Dec. 31, 2024 USD ($) uSD_to_NIS	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) bank	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) uSD_to_EUR	Dec. 31, 2023 USD ($) uSD_to_GBP	Dec. 31, 2023 USD ($) uSD_to_SGD	Dec. 31, 2023 USD ($) uSD_to_NIS	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) uSD_to_EUR	Dec. 31, 2022 USD ($) uSD_to_GBP	Dec. 31, 2022 USD ($) uSD_to_SGD	Dec. 31, 2022 USD ($) uSD_to_NIS	Apr. 26, 2024 USD ($)	Apr. 22, 2024 USD ($)	Apr. 09, 2024 USD ($)	Feb. 12, 2024 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Net gain (loss) on cash flow hedge		$ (183,000)							$ (76,000)					$ 202,000
Loss transferred from other comprehensive income to the statement of operations		44,000							139,000					143,000
Gain (loss) related to ineffective position of hedging instrument		0
Derivative maturity period	12 months
Cash and cash equivalents	$ 9,093,000	9,093,000	$ 9,093,000	$ 9,093,000	$ 9,093,000	$ 9,093,000	$ 9,093,000	$ 9,093,000	5,705,000	$ 5,705,000	$ 5,705,000	$ 5,705,000	$ 5,705,000	5,671,000	$ 5,671,000	$ 5,671,000	$ 5,671,000	$ 5,671,000					$ 4,835,000
Notional amount																			$ 41,315,000	$ 5,000,000	$ 54,935,000	$ 9,000,000
Fair value	67,760,000	67,760,000	$ 67,760,000	$ 67,760,000	$ 67,760,000	$ 67,760,000	67,760,000	67,760,000	15,182,000	$ 15,182,000	$ 15,182,000	$ 15,182,000	$ 15,182,000	20,256,000	$ 20,256,000	$ 20,256,000	$ 20,256,000	$ 20,256,000
Interest rate risk impact		125,000
Average rate			1.0821	1.2794	0.7485	0.2703				1.0816	1.2435	0.7447	0.2716		1.0539	1.2372	0.7255	0.2980
Contract liabilities	300,000	300,000	$ 300,000	$ 300,000	$ 300,000	$ 300,000	300,000	300,000	190,000	$ 190,000	$ 190,000	$ 190,000	$ 190,000	271,000	$ 271,000	$ 271,000	$ 271,000	$ 271,000
Fair value	22,548,000	22,548,000	22,548,000	22,548,000	22,548,000	22,548,000	22,548,000	22,548,000	96,803,000	96,803,000	96,803,000	96,803,000	96,803,000	76,815,000	76,815,000	76,815,000	76,815,000	76,815,000
Convertible debt | Interest-bearing loans and borrowings:
Disclosure of detailed information about financial instruments [line items]
Fair value	0	0	0	0	0	0	0	0	52,111,000	52,111,000	52,111,000	52,111,000	52,111,000	42,636,000	42,636,000	42,636,000	42,636,000	42,636,000
Available-for-sale financial assets | Long-term investments
Disclosure of detailed information about financial instruments [line items]
Fair value	353,000	353,000	353,000	353,000	353,000	353,000	353,000	353,000	360,000	360,000	360,000	360,000	360,000	337,000	337,000	337,000	337,000	337,000
Euro denominated accounts
Disclosure of detailed information about financial instruments [line items]
Notional amount	4,292,000	4,292,000	4,292,000	4,292,000	4,292,000	4,292,000	4,292,000	4,292,000	12,957,000	12,957,000	12,957,000	12,957,000	12,957,000	10,817,000	10,817,000	10,817,000	10,817,000	10,817,000
Currencies Other Than US Dollar
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	904,000	904,000	904,000	904,000	904,000	904,000	$ 904,000	$ 904,000	455,000	455,000	455,000	455,000	455,000	951,000	951,000	951,000	951,000	951,000
Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable, percent							10.00%
Average rate							1.0856
Impact of change in the corresponding risk variable on operating expenses		3,500,000
Foreign currency risk | U.S. dollar denominated accounts
Disclosure of detailed information about financial instruments [line items]
Percentage of total revenues							100.00%
Percentage of total cost of sales							86.00%
Foreign currency risk | Euro denominated accounts
Disclosure of detailed information about financial instruments [line items]
Percentage of operating expenses							57.00%
Credit risk
Disclosure of detailed information about financial instruments [line items]
Number of banks | bank								3
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Contract liabilities	$ 10,712,000	$ 10,712,000	$ 10,712,000	$ 10,712,000	$ 10,712,000	$ 10,712,000	$ 10,712,000	$ 10,712,000	$ 5,486,000	$ 5,486,000	$ 5,486,000	$ 5,486,000	$ 5,486,000	$ 6,178,000	$ 6,178,000	$ 6,178,000	$ 6,178,000	$ 6,178,000